Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Cash Flow Statement [Abstract]
Amounts receivable	$ (0.4)	$ (10.7)
Inventory	(11.4)	13.9
Advances and prepaid expenses	(2.8)	(7.2)
Accounts payable and accrued liabilities	(17.8)	9.4
Income taxes (paid) refunded	(4.1)	(4.2)
Increase (decrease) in working capital	(36.5)	1.2
Interest received, classified as investing activities	$ 3.4	$ 2.8